Consolidated Statements of Changes in Equity - BRL (R$) R$ in Thousands	Total	Capital	Tax incentive reserve	Reserve for remuneration and investments [Member]	Retained earnings	Proposed additional dividends	Equity Valuation adjustment	Non-controlling interest	Capital reserves	Capital reserves Special goodwill reserve	Capital reserves Treasury share	Capital reserves Capital reserve	Income reserves	Income reserves Treasury share	Income reserves Legal reserve	Income reserves Tax incentive reserve
Equity at beginning of period at Dec. 31, 2021	R$ 70,006,196	R$ 63,571,416		R$ 0	R$ 0	R$ 2,028,524	R$ 68,157	R$ 79,000		R$ 63,074	R$ (606,536)	R$ 1,297,905		R$ 0	R$ 3,385,302	R$ 119,354
Payment of additional dividend	(2,028,524)					2,028,524
Unclaimed dividends and interest on equity	167,449				167,449
Adjustment - Tax incentives	0				95,095											(95,095)
Cancellation of common shares to be held in treasury	0										606,536	(606,536)
Repurchase of common shares for maintenance in treasury	607,429										607,429
Right of Withdrawal - approval of the acquisition of Garliava	14										14
Equity transactions	(2,409)											(2,409)
Effects of non-controlling shareholders on investments in Vivo Ventures	421							421
Other comprehensive income	(67,563)				(51,386)		(15,974)	(203)
Net income for the year	4,057,902				4,085,013			(27,111)
Allocation of income:
Legal reserve	0				(204,250)										204,250
Interim interest on equity and dividends	2,075,000				2,075,000
Interim dividends	(1,000,000)				(1,000,000)
Additional proposed dividends	0				(826,731)	826,731
Equity at end of period at Dec. 31, 2022	68,455,847	63,571,416		0	0	826,731	52,183	52,107		63,074	(607,443)	693,778		0	3,589,552	214,449
Payment of additional dividend	(826,731)					826,731
Unclaimed dividends and interest on equity	139,766				139,766
Adjustment - Tax incentives	0				99,132											(99,132)
Cancellation of common shares to be held in treasury	0										693,586	(693,586)
Repurchase of common shares for maintenance in treasury	488,758										86,337		R$ 402,421
Equity transactions	(23)								R$ (23)		0
Effects of non-controlling shareholders on investments in Vivo Ventures	511											0
Other comprehensive income	(104,431)				(99,160)		(5,474)	203
Net income for the year	5,039,977				5,029,389			10,588
Allocation of income:
Legal reserve	0				(251,470)								251,470
Interim interest on equity and dividends	2,588,884				2,586,000		2,586,000	2,884
Share cancellation - share buyback program	0				(402,421)								R$ 402,421
Reserve for remuneration and investments	0			1,730,972	(1,730,972)
Equity at end of period at Dec. 31, 2023	69,627,320	63,571,416	R$ 313,581	1,730,972	0	0	46,709	60,525		63,074	(194)	215		0	3,841,022	313,581
Allocation of income:
Equity and liabilities	120,737,980
Payment of additional dividend	(1,500,000)	1,500,000				0
Unclaimed dividends and interest on equity	126,977				126,977
Adjustment - Tax incentives	0				113,352											(113,352)
Repurchase of common shares for maintenance in treasury	1,299,583										0			1,299,583
Effects of non-controlling shareholders on investments in Vivo Ventures	1,990							1,990
Other comprehensive income	392,434				367,299		25,146	(11)
Net income for the year	5,557,332				5,547,948			9,384
Legal reserve	0				(277,397)										277,397
IOE, Gross amount	(2,586,000)
Interim interest on equity and dividends	3,106,975				3,105,000			1,975
Share cancellation - share buyback program	0				(1,099,584)	0								1,099,584
Reserve for remuneration and investments	0			1,446,891	(1,446,891)
Equity at end of period at Dec. 31, 2024	69,799,495	R$ 62,071,416	R$ 426,933	R$ 3,177,863	R$ 0	R$ 0	R$ 71,855	R$ 69,913		R$ 63,074	R$ (194)	R$ 215		R$ (199,999)	R$ 4,118,419	R$ 426,933
Allocation of income:
Equity and liabilities	R$ 124,940,673